SCHEDULE OF AGING OF ACCOUNTS RECEIVABLE GROSS BASED ON CONTRACTUAL DUE DATE (Details) - USD ($)	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Financing Receivable, Past Due [Line Items]
Total accounts receivable, gross	$ 228,974	$ 408,600
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivable, gross	20,000	408,600
Financial Asset, 1 to 29 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivable, gross
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivable, gross	$ 208,974